NATURE AND CONTINUANCE OF OPERATIONS	3 Months Ended
Mar. 31, 2022
Nature And Continuance Of Operations
NATURE AND CONTINUANCE OF OPERATIONS

1. NATURE AND CONTINUANCE OF OPERATIONS

Draganfly Inc. (the “Company”) was incorporated on June 1, 2018 under the Business Corporations Act (British Columbia). The Company’s shares trade on the Canadian Securities Exchange (the “CSE”), on the Nasdaq Capital Market (the “Nasdaq”) under the symbol “DPRO” and on the Frankfurt Stock Exchange under the symbol “3U8”. The Company’s head office is located at 2108 St. George Avenue, Saskatoon, SK, S7M 0K7 and its registered office is located at 2800 – 666 Burrard Street, Vancouver, BC, V6C 2Z7.

COVID-19

The coronavirus, also known as “COVID-19,” spread across the globe and is impacting worldwide economic activity. Government authorities in many jurisdictions have implemented measures to mitigate the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods, and social distancing, have caused disruption to business globally.

The Company will continue to monitor the impact of the COVID-19 pandemic, the duration and impact of which is unknown at this time which may include further disruptions to global supply chains and the manufacturing and delivery of parts that the Company relies on for its products. Although it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company and its operations in future periods, such impacts are not expected to be significant going forward. Aside from the acquisition of Dronelogics and being opportunistic on other partnerships or acquisitions, the Company has expanded its products and services offered to include health and telehealth applications relating to COVID-19, as a way to mitigate the effects of COVID-19.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)